Summary of Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Forward Purchase Agreement of Accounts Payable
January 12, 2024
Forward Purchase Agreement	$16,596
Warrant Liability	970
Accounts Payable	360
Net Liabilities Assumed	$17,926